MASSACHUSETTS SUPPLEMENT DATED JULY 27, 1998
                       TO PROSPECTUS DATED MAY 1, 1998 FOR

                     PRUCO LIFE VARIABLE APPRECIABLE ACCOUNT

                             VARIABLE UNIVERSAL LIFE

This supplement applies to Contracts issued in the state of Massachusetts.

On the inside front cover: The last sentence of the second paragraph is removed.

On page 1: The term "Lifetime Death Benefit Guarantee period" and its definition are removed.

On page 4: The first bullet in the MONTHLY CHARGES section is revised to read,

     "The Contract Fund is reduced by a monthly administrative charge of up to $10 plus $0.08 per $1,000 of the basic insurance amount; for Contract years after the first, the $0.08 per $1,000 portion of the charge is reduced to $0.02 per $1,000 of the basic insurance amount."

     The information under the third bullet is removed.

On page 5:  The first paragraph is revised to read,

     "The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment, the timing and amount of premium payments are discretionary. The Contract will remain in force provided that the Contract Fund less any applicable surrender charges is greater than zero and more than any Contract debt. In addition, if the premiums you pay on an accumulated basis are high enough, and Contract debt does not equal or exceed the Contract Fund less any applicable surrender charges, a Limited Death Benefit Guarantee may be available. Under the Limited Death Benefit Guarantee, Pruco Life guarantees that your Contract will not lapse even if investment experience is very unfavorable and the Contract Fund drops below zero. The length of the death benefit guarantee is generally five Contract years, however, for some Contracts, it may be shorter. See PREMIUMS, page 11, DEATH BENEFIT GUARANTEE, page 12 and LAPSE AND REINSTATEMENT, page 28."

On page 11: The fourth paragraph under PREMIUMS describing Guideline premiums is removed.

     The fifth paragraph under PREMIUMS is revised to read,

     "TARGET PREMIUMS -- the premiums that, if paid at the beginning of each Contract year, will keep the Contract in force during the Limited Death Benefit Guarantee period regardless of investment performance, assuming no loans or withdrawals. For a Contract with no riders or extra risk charges, these premiums will be level. If certain riders are included, the target premium may increase each year. Payment of target premiums at the beginning of each Contract year is one way to achieve the Limited Death Benefit Guarantee Values shown on the Contract data pages. At the end of the Limited Death Benefit Guarantee period, continuation of the Contract will depend on the Contract Fund having sufficient money to cover all charges. See DEATH BENEFIT GUARANTEE, below. When you purchase a Contract, your Pruco Life representative can tell you the amount[s] of the target premium."

On pages 12 and 13: The entire DEATH BENEFIT GUARANTEE section is revised to read,

     "Although you decide what premium amounts you wish to pay, payment of sufficient premium, on an accumulated basis, may guarantee that your policy will not lapse within the first few years and a death benefit will be paid upon the death of the insured. This will be true even if, because of unfavorable

     VUL-MASUP Ed 7/98 Catalog #64N3489
     investment experience, your Contract Fund value drops to zero. However, the guarantee is contingent upon Contract debt not being equal to or greater than the Contract Fund less any applicable surrender charges. See CONTRACT LOANS, page 25. You should consider the importance of the Death Benefit Guarantee to you when deciding on what amounts of premiums to pay into the Contract.

     For purposes of determining this guarantee, we generally calculate and show Limited Death Benefit Guarantee Values in the Contract data pages. These are not cash values that you can realize by surrendering the Contract, nor are they death benefits payable. They are values used solely to determine if the Death Benefit Guarantee is in effect.

     The length of the Limited Death Benefit Guarantee period is generally five years. It is determined on a case by case basis depending on things like the insured's age, sex (except where unisex rates apply), smoker/non-smoker status, death benefit type and extra rating class, if any. The length of the Limited Death Benefit Guarantee period applicable to your particular Contract is shown on the Contract data pages. For certain insureds, generally those who are older and/or in a substandard risk classification, the Limited Death Benefit Guarantee period may be of shorter duration.

     At the Contract date, and on each Monthly date, we calculate your Contract's "Accumulated Net Payments" as of that date. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals also accumulated at 4%.

     At each Monthly date within the Limited Death Benefit Guarantee period, we will compare your Accumulated Net Payments to the Limited Death Benefit Guarantee Value as of that date. If your Accumulated Net Payments equal or exceed the applicable Limited Death Benefit Guarantee Value and Contract debt does not equal or exceed the Contract Fund less any applicable surrender charges, then the Contract is kept in force, regardless of the amount in the Contract Fund.

     The Contract data pages show Limited Death Benefit Guarantee Values as of Contract anniversaries. Values for non-anniversary Monthly dates will reflect the number of months elapsed between Contract anniversaries.

     Target premiums are premium levels that, if paid at the start of each Contract year, will provide the Limited Death Benefit Guarantee Values (assuming no withdrawals or loans). See PREMIUMS, page 11. They are one way of reaching the Limited Death Benefit Guarantee Values; they are certainly not the only way.

     Here is a table of typical target premiums along with corresponding Limited Death Benefit Guarantee Values. The examples assume the insured is a male, non-smoker, with no extra risk or substandard ratings, and no extra benefit riders added to the Contract.

--------------------------------------------------------------------------------
                       BASIC INSURANCE AMOUNT -- $250,000
                          ILLUSTRATIVE ANNUAL PREMIUMS
--------------------------------------------------------------------------------
                                                       TARGET PREMIUM
                                                    CORRESPONDING TO THE
                        TYPE OF                     LIMITED DEATH BENEFIT
     AGE OF              DEATH                      GUARANTEE VALUES AND
     INSURED            BENEFIT                      NUMBER OF YEARS OF
    AT ISSUE             CHOSEN                          GUARANTEE
--------------------------------------------------------------------------------
       35           Type A (fixed)                   $2,007.50 for 5 years
       35           Type B (variable)                $2,007.50 for 5 years
       45           Type A (fixed)                   $2,977.50 for 5 years
       45           Type B (variable)                $2,977.50 for 5 years
       55           Type A (fixed)                   $5,770.00 for 5 years
       55           Type B (variable)                $5,770.00 for 5 years
 -------------------------------------------------------------------------------

     The Death Benefit Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the Death Benefit Guarantee Values."

On page 17: Section a) under MONTHLY DEDUCTIONS FROM CONTRACT FUND is revised to read,

     "An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, the charge is equal to $10 per Contract plus $0.08 per $1,000 of basic insurance amount in the first Contract year and $5 per Contract plus $0.02 per $1,000 of basic insurance amount in all subsequent years. Pruco Life reserves the right, however to charge up to $10 per Contract plus $0.08 per $1,000 of basic insurance amount in the first Contract year and $10 per Contract plus $0.02 per $1,000 of basic insurance amount in all subsequent years."

     For example, a Contract with a basic insurance amount of $250,000 would currently have a charge equal to $10 plus $20 for a total of $30 per month for the first Contract year and $5 plus $5 for a total of $10 per month in all later years. The maximum charge for this same Contract would be $10 plus $20 for a total of $30 per month during the first Contract year. In later years, the maximum charge would be $10 plus $5 for a total of $15 per month. During 1997, Pruco Life received a total of approximately $324,000 in monthly administrative charges."

     Section c) is removed.

The hypothetical illustrations on pages T3, T4 and T6 are replaced by the following illustrations with the same page numbers.





                                                      VARIABLE UNIVERSAL LIFE
                                                    TYPE A (FIXED) DEATH BENEFIT
                                                       MALE NON-SMOKER AGE 35
                                                  $ 250,000 BASIC INSURANCE AMOUNT
                                                 $ 2,007.50 ANNUAL PREMIUM PAYMENT
                                                 USING MAXIMUM CONTRACTUAL CHARGES

                                      Death Benefit (1)                                    Cash Surrender Value (1)
                      ---------------------------------------------------  -------------------------------------------------------
                                 Assuming Hypothetical Gross (and Net)                   Assuming Hypothetical Gross (and Net)
           Premiums                   Annual Investment Return of                              Annual Investment Return of
End of   Accumulated  ---------------------------------------------------  -------------------------------------------------------
Policy at 4% Interest   0% Gross     4% Gross     8% Gross    12% Gross      0% Gross     4% Gross     8% Gross      12% Gross
 Year     Per Year    (-1.54% Net)  (2.46% Net)  (6.46% Net) (10.46% Net)  (-1.54% Net)  (2.46% Net)  (6.46% Net)   (10.46% Net)
------ -------------- ------------ ------------ ------------ ------------  ------------ ------------ ------------ ----------------
   1     $  2,088       $250,000      $250,000     $250,000    $  250,000      $     0    $     0       $    53      $      108
   2     $  4,259       $250,000      $250,000     $250,000    $  250,000      $ 1,056    $ 1,207       $ 1,364      $    1,525
   3     $  6,517       $250,000      $250,000     $250,000    $  250,000      $ 2,122    $ 2,418       $ 2,731      $    3,062
   4     $  8,866       $250,000      $250,000     $250,000    $  250,000      $ 3,142    $ 3,628       $ 4,156      $    4,730
   5     $ 11,308       $250,000      $250,000     $250,000    $  250,000      $ 4,115    $ 4,836       $ 5,642      $    6,540
   6     $ 13,848       $250,000      $250,000     $250,000    $  250,000      $ 5,034    $ 6,035       $ 7,184      $    8,501
   7     $ 16,490       $250,000      $250,000     $250,000    $  250,000      $ 6,153    $ 7,478       $ 9,041      $   10,882
   8     $ 19,237       $250,000      $250,000     $250,000    $  250,000      $ 7,216    $ 8,907       $10,959      $   13,445
   9     $ 22,095       $250,000      $250,000     $250,000    $  250,000      $ 8,218    $10,317       $12,938      $   16,204
  10     $ 25,066       $250,000      $250,000     $250,000    $  250,000      $ 9,156    $11,704       $14,978      $   19,177
  15     $ 41,805       $250,000      $250,000     $250,000    $  250,000      $11,439    $16,788       $24,779      $   36,707
  20     $ 62,171       $250,000      $250,000     $250,000    $  250,000      $11,106    $20,001       $35,702      $   63,368
  25     $ 86,948       $250,000      $250,000     $250,000    $  250,000      $ 6,305    $19,042       $46,429      $  104,464
  30     $117,094       $      0(2)   $250,000     $250,000    $  298,484      $     0(2) $ 9,780       $54,305      $  169,593
  35     $153,771       $      0      $      0(2)  $250,000    $  417,880      $     0    $     0(2)    $53,166      $  266,166
  40     $198,394       $      0      $      0     $250,000    $  570,258      $     0    $     0       $28,298      $  404,438
  45     $252,685       $      0      $      0     $      0(2) $  775,012      $     0    $     0       $     0(2)   $  596,163
  50     $318,738       $      0      $      0     $      0    $1,047,096      $     0    $     0       $     0      $  858,275
  55     $399,102       $      0      $      0     $      0    $1,403,925      $     0    $     0       $     0      $1,210,280
  60     $496,877       $      0      $      0     $      0    $1,883,587      $     0    $     0       $     0      $1,696,925
  65     $615,835       $      0      $      0     $      0    $2,430,417      $     0    $     0       $     0      $2,314,683


--------------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 29 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The Contract would go into default in year 29. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 33 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The Contract would go into default in year 33. Based on a gross return of 8%, the Contract would go into default in year 43.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATE OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGE 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T3


                                                        VARIABLE UNIVERSAL LIFE
                                                    TYPE B (VARIABLE) DEATH BENEFIT
                                                         MALE NON-SMOKER AGE 35
                                                    $ 250,000 BASIC INSURANCE AMOUNT
                                                   $ 2,007.50 ANNUAL PREMIUM PAYMENT
                                                   USING MAXIMUM CONTRACTUAL CHARGES

                                          Death Benefit (1)                               Cash Surrender Value (1)
                       ---------------------------------------------------  -----------------------------------------------------
                                  Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
           Premiums                    Annual Investment Return of                        Annual Investment Return of
End of   Accumulated   ---------------------------------------------------  -----------------------------------------------------
Policy at 4% Interest    0% Gross     4% Gross     8% Gross    12% Gross      0% Gross     4% Gross     8% Gross      12% Gross
 Year     Per Year     (-1.54% Net)  (2.46% Net)  (6.46% Net) (10.46% Net)  (-1.54% Net)  (2.46% Net)  (6.46% Net)   (10.46% Net)
------ --------------  ------------ ------------ ------------ ------------  ------------ ------------ ------------ --------------
   1     $  2,088         $250,965     $251,019     $251,073    $251,127       $     0     $     0       $    51      $    105
   2     $  4,259         $252,071     $252,222     $252,378    $252,539       $ 1,049     $ 1,200       $ 1,356      $  1,517
   3     $  6,517         $253,131     $253,425     $253,737    $254,066       $ 2,109     $ 2,403       $ 2,715      $  3,045
   4     $  8,866         $254,142     $254,625     $255,150    $255,720       $ 3,120     $ 3,603       $ 4,128      $  4,698
   5     $ 11,308         $255,103     $255,818     $256,618    $257,509       $ 4,081     $ 4,796       $ 5,596      $  6,487
   6     $ 13,848         $256,007     $256,999     $258,137    $259,441       $ 4,985     $ 5,977       $ 7,115      $  8,419
   7     $ 16,490         $256,853     $258,162     $259,708    $261,527       $ 6,086     $ 7,396       $ 8,941      $ 10,761
   8     $ 19,237         $257,638     $259,307     $261,331    $263,782       $ 7,127     $ 8,796       $10,820      $ 13,271
   9     $ 22,095         $258,360     $260,426     $263,005    $266,218       $ 8,105     $10,171       $12,750      $ 15,962
  10     $ 25,066         $259,014     $261,516     $264,728    $268,848       $ 9,014     $11,516       $14,728      $ 18,848
  15     $ 41,805         $261,084     $266,246     $273,949    $285,440       $11,084     $16,246       $23,949      $ 35,440
  20     $ 62,171         $260,405     $268,744     $283,444    $309,317       $10,405     $18,744       $33,444      $ 59,317
  25     $ 86,948         $255,176     $266,514     $290,886    $342,505       $ 5,176     $16,514       $40,886      $ 92,505
  30     $117,094         $      0(2)  $255,524     $291,782    $386,929       $     0(2)  $ 5,524       $41,782      $136,929
  35     $153,771         $      0     $      0(2)  $277,178    $442,655       $     0     $     0(2)    $27,178      $192,655
  40     $198,394         $      0     $      0     $      0(2) $505,686       $     0     $     0       $     0(2)   $255,686
  45     $252,685         $      0     $      0     $      0    $561,998       $     0     $     0       $     0      $311,998
  50     $318,738         $      0     $      0     $      0    $585,569       $     0     $     0       $     0      $335,569
  55     $399,102         $      0     $      0     $      0    $521,201       $     0     $     0       $     0      $271,201
  60     $496,877         $      0     $      0     $      0    $285,625       $     0     $     0       $     0      $ 35,625
  65     $      0         $      0     $      0     $      0    $      0(2)    $     0     $     0       $     0      $      0(2)


--------------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the cash surrender value would go to zero in year 1 and in year 28 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The Contract would go into default in year 28. Based on a gross return of 4% the cash surrender value would go to zero in year 1 and in year 32 and later. Because the Target Premium is being paid, the Contract is kept inforce through the Limited Death Benefit Guarantee Period of 5 years. The Contract would go into default in year 32. Based on a gross return of 8%, the Contract would go into default in year 39. Based on a gross return of 12%, the Contract would go into default in year 61.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATE OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGE 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                       T4



                                                     VARIABLE UNIVERSAL LIFE
                                                     MALE NON-SMOKER AGE 35
                                                $ 250,000 BASIC INSURANCE AMOUNT
                                               $ 2,007.50 ANNUAL PREMIUM PAYMENT
                                               USING MAXIMUM CONTRACTUAL CHARGES
FIXED DEATH BENEFIT

                        Internal Rates of Return on Death (1)                      Internal Rates of Return on Surrender (1)
                 ------------------------------------------------------     ------------------------------------------------------
                        Assuming Hypothetical Gross (and Net)                      Assuming Hypothetical Gross (and Net)
                              Annual Investment Return of                              Annual Investment Return of
End of           ------------------------------------------------------     ------------------------------------------------------
Policy             0% Gross      4% Gross      8% Gross     12% Gross         0% Gross      4% Gross      8% Gross     12% Gross
 Year            (-1.54% Net)   (2.46% Net)   (6.46% Net)  (10.46% Net)     (-1.54% Net)   (2.46% Net)   (6.46% Net)  (10.46% Net)
------           ------------  ------------  ------------  ------------     ------------  ------------  ------------  ------------
   5                135.66%       135.66%       135.66%       135.66%          -28.35%       -23.42%       -18.62%       -13.95%
  10                 44.34%        44.34%        44.34%        44.34%          -14.96%       -10.10%        -5.40%        -0.83%
  15                 23.96%        23.96%        23.96%        23.96%          -13.45%        -7.73%        -2.48%         2.44%
  20                 15.44%        15.44%        15.44%        15.44%          -14.78%        -7.24%        -1.13%         4.17%
  25                 10.88%        10.88%        10.88%        10.88%          -24.13%        -8.62%        -0.60%         5.26%
  30                       (2)      8.09%         8.09%         9.00%                 (2)    -16.98%        -0.68%         6.04%
  35                                     (2)      6.24%         8.48%                               (2)     -1.61%         6.52%
  40                                              4.93%         8.06%                                       -6.13%         6.78%
  45                                                   (2)      7.75%                                             (2)      6.91%
  50                                                            7.52%                                                      6.95%
  55                                                            7.32%                                                      6.94%
  60                                                            7.17%                                                      6.93%
  65                                                            6.97%                                                      6.87%



------------------------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 29. Based on a gross return of 4% the Contract would go into default in policy year 33. Based on a gross return of 8% the Contract would go into default in policy year 43.

VARIABLE DEATH BENEFIT


                        Internal Rates of Return on Death (1)                      Internal Rates of Return on Surrender (1)
                 ------------------------------------------------------     ------------------------------------------------------
                        Assuming Hypothetical Gross (and Net)                      Assuming Hypothetical Gross (and Net)
                              Annual Investment Return of                              Annual Investment Return of
End of           ------------------------------------------------------     ------------------------------------------------------
Policy             0% Gross      4% Gross      8% Gross     12% Gross         0% Gross      4% Gross      8% Gross     12% Gross
 Year            (-1.54% Net)   (2.46% Net)   (6.46% Net)  (10.46% Net)     (-1.54% Net)   (2.46% Net)   (6.46% Net)  (10.46% Net)
------           ------------  ------------  ------------  ------------     ------------  ------------  ------------  ------------
   5                136.77%       136.92%       137.09%       137.28%          -28.61%       -23.67%       -18.88%      -14.21%
  10                 44.98%        45.15%        45.37%        45.65%          -15.27%       -10.42%        -5.72%       -1.15%
  15                 24.43%        24.64%        24.95%        25.39%          -13.95%        -8.20%        -2.92%        2.01%
  20                 15.76%        16.00%        16.42%        17.10%          -15.73%        -7.99%        -1.77%        3.58%
  25                 11.01%        11.27%        11.82%        12.82%          -27.94%       -10.17%        -1.62%        4.43%
  30                       (2)      8.20%         8.89%        10.32%                 (2)    -26.65%        -2.48%        4.88%
  35                                     (2)      6.70%         8.73%                               (2)     -6.19%        5.06%
  40                                                   (2)      7.61%                                             (2)     5.02%
  45                                                            6.71%                                                     4.74%
  50                                                            5.84%                                                     4.16%
  55                                                            4.74%                                                     2.89%
  60                                                            2.56%                                                    -5.12%
  65                                                                 (2)                                                       (2)


-----------------

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0% the Contract would go into default in policy year 28. Based on a gross return of 4% the Contract would go into default in policy year 32. Based on a gross return of 8% the Contract would go into default in policy year 39. Based on a gross return of 12% the Contract would go into default in policy year 61.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATE OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGE 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T6